Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2019
Interest Revenue (Expense), Net [Abstract]
Details of interest income

Details of interest income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Financial assets at FVTPL (IFRS 9)	—	54,243	50,619
Financial assets at FVTOCI	—	280,371	474,751
Financial assets at amortized cost
Securities at amortized cost	—	376,788	436,340
Loans and other financial assets at amortized cost:
Interest on due from banks	—	112,581	141,330
Interest on loans	—	8,832,485	9,443,740
Interest of other receivables	—	28,031	29,990

Sub-total	—	9,349,885	10,051,400

Financial assets at FVTPL (IAS 39)	53,348	—	—
AFS financial assets	239,030	—	—
HTM financial assets	307,965	—	—
Loans and receivables:
Interest on due from banks	83,325	—	—
Interest on loans	7,835,957	—	—
Interest of other receivables	31,062	—	—

Sub-total	7,950,344	—	—

Total	8,550,687	9,684,499	10,576,770

Details of interest expense

Details of interest expense recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Interest on deposits due to customers	2,380,263	2,917,165	3,424,441
Interest on borrowings	238,212	306,739	383,213
Interest on debentures	638,653	720,394	777,322
Other interest expense	72,909	89,250	89,002
Interest on lease liabilities	—	—	9,086

Total	3,330,037	4,033,548	4,683,064